DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 364,490	$ 14,911,808	$ 9,455,705
Costs of revenue	(2,190,140)	(13,162,235)	(5,858,208)
Gross profit (loss)	(1,825,650)	1,749,573	3,597,497
Service incomes	84,774	233,819	0
Service expenses	(54,173)	(10,845)	0
General and administrative expenses	(693,881)	(1,464,043)	0
Provision for doubtful accounts	(618,290)	(21,960,025)	(33,556)
Impairment loss for property and equipment	0	(1,978,711)	0
Impairment loss for intangible assets	0	(1,579,495)	0
Selling expenses	(392,892)	(946,785)	(663,193)
Operating Income (loss)	(3,500,112)	(25,956,512)	2,900,748
Income (loss) before provision for income tax and non-controlling interest	(3,500,112)	(25,956,512)	2,900,748
Provision for income tax expense	0	0	0
Net income (loss) from discontinuing operations	$ (3,500,112)	$ (25,956,512)	$ 2,900,748